Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Operating Segments [Abstract]
Schedule of Segmented Information

2.20.1 Business segments

(Dollars in millions)
Year ended March 31, 2019	Financial Services	Retail	Communication	Energy, Utilities, Resources and Services	Manufacturing	Hi-Tech	Life Science	All other segments	Total
Revenues	3,778	1,935	1,488	1,483	1,163	882	743	327	11,799
Identifiable operating expenses	2,021	974	816	808	644	506	394	202	6,365
Allocated expenses	775	385	312	312	255	154	147	109	2,449
Segment profit	982	576	360	363	264	222	202	16	2,985
Unallocable expenses									289
Operating profit									2,696
Other income, net (refer note no. 2.14 and 2.9)									411
Reduction in the fair value of Disposal Group held for sale (Refer Note 2.9)									(39)
Adjustment in respect of excess of carrying amount over recoverable amount on reclassification from "Held for Sale" (Refer Note 2.9)									(65)
Profit before Income taxes									3,003
Income tax expense									803
Net profit									2,200
Depreciation and amortisation									287
Non-cash expenses other than depreciation and amortisation									107

(Dollars in millions)
Year ended March 31, 2018	Financial Services	Retail	Communication	Energy, Utilities, Resources and Services	Manufacturing	Hi-Tech	Life Science	All other segments	Total
Revenues	3,594	1,760	1,378	1,287	1,035	796	729	360	10,939
Identifiable operating expenses	1,876	878	702	652	602	431	378	208	5,727
Allocated expenses	731	371	269	261	235	140	135	122	2,264
Segment profit	987	511	407	374	198	225	216	30	2,948
Unallocable expenses									289
Operating profit									2,659
Other income, net (refer note no. 2.14 and 2.9)									513
Reduction in the fair value of Disposal Group held for sale (Refer Note 2.9)									(18)
Share in associate's profit / (loss) including impairment									(11)
Profit before Income taxes									3,143
Income tax expense									657
Net profit									2,486
Depreciation and amortisation									289
Non-cash expenses other than depreciation and amortisation									29

(Dollars in millions)
Year ended March 31, 2017	Financial Services	Retail	Communication	Energy, Utilities, Resources and Services	Manufacturing	Hi-Tech	Life Science	All other segments	Total
Revenues	3,357	1,711	1,253	1,137	948	772	661	369	10,208
Identifiable operating expenses	1,747	863	602	552	538	403	328	220	5,253
Allocated expenses	701	368	257	245	213	134	129	133	2,180
Segment profit	909	480	394	340	197	235	204	16	2,775
Unallocable expenses									255
Operating profit									2,520
Other income, net									459
Share in associate's profit / (loss) including impairment									(5)
Profit before Income taxes									2,974
Income tax expense									834
Net profit									2,140
Depreciation and amortisation									254
Non-cash expenses other than depreciation and amortisation									1

Summary of Revenue by Geography

2.20.2 Revenue by Geography

The following table sets forth our revenue by geography for fiscal 2019, 2018 and 2017:

				(Dollars in millions)
	North America	Europe	India	Rest of the World	Total
2019	7,141	2,847	292	1,519	11,799
2018	6,605	2,596	346	1,392	10,939
2017	6,320	2,295	325	1,268	10,208